UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2023

CLEARBRIDGE

LARGE CAP GROWTH FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital growth.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Large Cap Growth Fund for the six-month reporting period ended May 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2023

II	ClearBridge Large Cap Growth Fund

Performance review

For the six months ended May 31, 2023, Class A shares of ClearBridge Large Cap Growth Fund, excluding sales charges, returned 15.43%. The Fund’s unmanaged benchmark, the Russell 1000 Growth Indexi, returned 11.51% for the same period.

Performance Snapshot as of May 31, 2023 (unaudited)
(excluding sales charges)	6 months
ClearBridge Large Cap Growth Fund:
Class A	15.43%
Class C	15.03%
Class R	15.27%
Class I	15.59%
Class IS	15.66%
Class O1	15.64%
Russell 1000 Growth Index	11.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I, Class IS and Class O shares were 1.03%, 1.73%, 1.34%, 0.73%, 0.63% and 0.68%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Class O shares are offered only to former Class O shareholders of ClearBridge Equity Fund.

ClearBridge Large Cap Growth Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2023

RISKS: Common stocks are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. Growth stocks as a group may fall out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries. Diversification does not assure against market loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 93% of the U.S. equity market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

IV	ClearBridge Large Cap Growth Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2023 and November 30, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2022 and held for the six months ended May 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	15.43%	$1,000.00	$1,154.30	1.07%	$5.75	Class A	5.00%	$1,000.00	$1,019.60	1.07%	$5.39
Class C	15.03	1,000.00	1,150.30	1.78	9.54	Class C	5.00	1,000.00	1,016.06	1.78	8.95
Class R	15.27	1,000.00	1,152.70	1.36	7.30	Class R	5.00	1,000.00	1,018.15	1.36	6.84
Class I	15.59	1,000.00	1,155.90	0.78	4.19	Class I	5.00	1,000.00	1,021.04	0.78	3.93
Class IS	15.66	1,000.00	1,156.60	0.66	3.55	Class IS	5.00	1,000.00	1,021.64	0.66	3.33
Class O	15.64	1,000.00	1,156.40	0.70	3.76	Class O	5.00	1,000.00	1,021.44	0.70	3.53

2	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

[1]	For the six months ended May 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2023

ClearBridge Large Cap Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 7.5%
Entertainment — 3.7%
Netflix Inc.	770,900	$304,682,807	*
Sea Ltd., ADR	691,900	39,721,979	*
Total Entertainment		344,404,786
Interactive Media & Services — 3.8%
Meta Platforms Inc., Class A Shares	1,334,098	353,162,423	*
Total Communication Services		697,567,209
Consumer Discretionary — 10.4%
Automobile Components — 1.1%
Aptiv PLC	1,196,926	105,425,242	*
Automobiles — 0.8%
Tesla Inc.	362,800	73,985,804	*
Broadline Retail — 6.5%
Amazon.com Inc.	5,044,780	608,299,572	*
Textiles, Apparel & Luxury Goods — 2.0%
NIKE Inc., Class B Shares	1,714,800	180,499,848
Total Consumer Discretionary		968,210,466
Consumer Staples — 3.9%
Beverages — 2.5%
Monster Beverage Corp.	3,985,938	233,655,686	*
Personal Care Products — 1.4%
Estee Lauder Cos. Inc., Class A Shares	727,600	133,900,228
Total Consumer Staples		367,555,914
Financials — 11.1%
Capital Markets — 2.6%
S&P Global Inc.	663,737	243,876,886
Financial Services — 6.8%
PayPal Holdings Inc.	2,095,388	129,893,102	*
Visa Inc., Class A Shares	2,246,724	496,593,406
Total Financial Services		626,486,508
Insurance — 1.7%
Marsh & McLennan Cos. Inc.	920,900	159,481,462
Total Financials		1,029,844,856
Health Care — 16.3%
Health Care Equipment & Supplies — 7.8%
Alcon Inc.	2,212,163	171,199,295
Dexcom Inc.	1,420,100	166,520,926	*
Intuitive Surgical Inc.	683,203	210,317,211	*
Stryker Corp.	651,700	179,595,486
Total Health Care Equipment & Supplies		727,632,918
Health Care Providers & Services — 3.5%
UnitedHealth Group Inc.	658,169	320,686,263

See Notes to Financial Statements.

4	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

ClearBridge Large Cap Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific Inc.	362,583	$184,358,952
Pharmaceuticals — 3.0%
Eli Lilly & Co.	203,500	87,395,110
Zoetis Inc.	1,200,266	195,655,361
Total Pharmaceuticals		283,050,471
Total Health Care		1,515,728,604
Industrials — 10.1%
Aerospace & Defense — 2.0%
Raytheon Technologies Corp.	2,021,645	186,274,370
Air Freight & Logistics — 1.7%
United Parcel Service Inc., Class B Shares	955,049	159,493,183
Electrical Equipment — 2.1%
Eaton Corp. PLC	1,093,009	192,260,283
Ground Transportation — 1.7%
Uber Technologies Inc.	4,108,351	155,829,753	*
Trading Companies & Distributors — 2.6%
W.W. Grainger Inc.	381,481	247,588,799
Total Industrials		941,446,388
Information Technology — 35.2%
Semiconductors & Semiconductor Equipment — 10.0%
ASML Holding NV, Registered Shares	257,197	185,935,427
Intel Corp.	2,440,600	76,732,464
NVIDIA Corp.	1,778,076	672,717,274
Total Semiconductors & Semiconductor Equipment		935,385,165
Software — 20.2%
Adobe Inc.	384,976	160,839,123	*
Atlassian Corp., Class A Shares	674,013	121,854,811	*
Intuit Inc.	111,200	46,606,144
Microsoft Corp.	2,396,462	786,974,156
Palo Alto Networks Inc.	1,086,634	231,876,829	*
Salesforce Inc.	1,057,391	236,200,002	*
Splunk Inc.	1,276,203	126,714,196	*
Unity Software Inc.	915,400	27,205,688	*
Workday Inc., Class A Shares	660,880	140,099,951	*
Total Software		1,878,370,900
Technology Hardware, Storage & Peripherals — 5.0%
Apple Inc.	2,609,477	462,529,798
Total Information Technology		3,276,285,863
Materials — 1.6%
Chemicals — 1.6%
Sherwin-Williams Co.	634,100	144,435,298

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2023

ClearBridge Large Cap Growth Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Real Estate — 1.7%
Specialized REITs — 1.7%
Equinix Inc.		218,458	$162,871,362
Utilities — 1.1%
Electric Utilities — 1.1%
NextEra Energy Inc.		1,423,800	104,592,348
Total Investments before Short-Term Investments (Cost — $5,058,219,412)			9,208,538,308

	Rate
Short-Term Investments — 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.877%	6,017,096	6,017,096	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.927%	2,578,755	2,578,755	(a)(b)
Total Short-Term Investments (Cost — $8,595,851)			8,595,851
Total Investments — 99.0% (Cost — $5,066,815,263)			9,217,134,159
Other Assets in Excess of Liabilities — 1.0%			93,478,656
Total Net Assets — 100.0%			$9,310,612,815

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2023, the total market value of investments in Affiliated Companies was $2,578,755 and the cost was $2,578,755 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

6	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $5,064,236,508)	$9,214,555,404
Investments in affiliated securities, at value (Cost — $2,578,755)	2,578,755
Receivable for securities sold	97,573,091
Dividends receivable from unaffiliated investments	10,779,463
Receivable for Fund shares sold	4,105,320
Dividends receivable from affiliated investments	59,606
Prepaid expenses	15,937
Total Assets	9,329,667,576

Liabilities:
Payable for Fund shares repurchased	10,579,248
Investment management fee payable	4,918,895
Transfer agent fees payable	2,497,446
Service and/or distribution fees payable	779,605
Trustees’ fees payable	163,159
Accrued expenses	116,408
Total Liabilities	19,054,761
Total Net Assets	$9,310,612,815

Net Assets:
Par value (Note 7)	$1,733
Paid-in capital in excess of par value	4,478,112,535
Total distributable earnings (loss)	4,832,498,547
Total Net Assets	$9,310,612,815

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	7

Statement of assets and liabilities (unaudited) (cont’d)

May 31, 2023

Net Assets:
Class A	$2,626,091,657
Class C	$229,597,096
Class R	$116,721,988
Class I	$3,596,798,811
Class IS	$2,146,423,875
Class O	$594,979,388

Shares Outstanding:
Class A	53,469,339
Class C	6,763,758
Class R	2,562,688
Class I	62,827,566
Class IS	37,345,827
Class O	10,365,329

Net Asset Value:
Class A (and redemption price)	$49.11
Class C*	$33.95
Class R (and redemption price)	$45.55
Class I (and redemption price)	$57.25
Class IS (and redemption price)	$57.47
Class O (and redemption price)	$57.40
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$51.97

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

8	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2023

Investment Income:
Dividends from unaffiliated investments	$35,055,241
Dividends from affiliated investments	633,400
Less: Foreign taxes withheld	(228,215)
Total Investment Income	35,460,426

Expenses:
Investment management fee (Note 2)	28,451,864
Transfer agent fees (Note 5)	4,486,474
Service and/or distribution fees (Notes 2 and 5)	4,396,616
Trustees’ fees	355,222
Registration fees	272,072
Fund accounting fees	90,637
Legal fees	72,809
Commitment fees (Note 9)	45,112
Insurance	37,272
Shareholder reports	29,775
Custody fees	28,864
Audit and tax fees	19,545
Miscellaneous expenses	26,434
Total Expenses	38,312,696
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(11,608)
Net Expenses	38,301,088
Net Investment Loss	(2,840,662)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions in unaffiliated securities	571,857,915
Foreign currency transactions	671
Net Realized Gain	571,858,586
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	727,391,250
Foreign currencies	2,470
Change in Net Unrealized Appreciation (Depreciation)	727,393,720
Net Gain on Investments and Foreign Currency Transactions	1,299,252,306
Increase in Net Assets From Operations	$1,296,411,644

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended May 31, 2023 (unaudited) and the Year Ended November 30, 2022	2023	2022

Operations:
Net investment loss	$(2,840,662)	$(18,909,951)
Net realized gain	571,858,586	1,048,722,376
Change in net unrealized appreciation (depreciation)	727,393,720	(6,034,887,934)
Increase (Decrease) in Net Assets From Operations	1,296,411,644	(5,005,075,509)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(676,664,404)	(1,919,863,309)
Decrease in Net Assets From Distributions to Shareholders	(676,664,404)	(1,919,863,309)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	755,417,393	3,393,218,575
Reinvestment of distributions	567,934,313	1,528,960,413
Cost of shares repurchased	(2,538,911,371)	(6,752,895,885)
Decrease in Net Assets From Fund Share Transactions	(1,215,559,665)	(1,830,716,897)
Decrease in Net Assets	(595,812,425)	(8,755,655,715)

Net Assets:
Beginning of period	9,906,425,240	18,662,080,955
End of period	$9,310,612,815	$9,906,425,240

See Notes to Financial Statements.

10	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$46.25	$72.11	$62.25	$50.13	$44.22	$41.91

Income (loss) from operations:
Net investment income (loss)	(0.06)	(0.18)	(0.24)	(0.09)	0.07	0.01
Net realized and unrealized gain (loss)	6.65	(17.58)	13.81	14.71	7.40	4.09
Total income (loss) from operations	6.59	(17.76)	13.57	14.62	7.47	4.10

Less distributions from:
Net investment income	—	—	—	(0.07)	(0.00) [3]	(0.00) [3]
Net realized gains	(3.73)	(8.10)	(3.71)	(2.43)	(1.56)	(1.79)
Total distributions	(3.73)	(8.10)	(3.71)	(2.50)	(1.56)	(1.79)

Net asset value, end of period	$49.11	$46.25	$72.11	$62.25	$50.13	$44.22
Total return[4]	15.43%	(27.74)%	23.05%	30.62%	17.70%	10.25%

Net assets, end of period (millions)	$2,626	$2,385	$3,456	$2,968	$2,326	$1,865

Ratios to average net assets:
Gross expenses	1.07%[5]	1.03%	0.99%	1.00%	1.02%	1.04%
Net expenses[6,7]	1.07 [5]	1.03	0.99	1.00	1.02	1.04
Net investment income (loss)	(0.27) [5]	(0.36)	(0.37)	(0.17)	0.14	0.03

Portfolio turnover rate	5%	23%	16%[8]	23%[8]	25%[8]	20%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$33.22	$54.39	$48.18	$39.54	$35.47	$34.19

Income (loss) from operations:
Net investment loss	(0.15)	(0.40)	(0.54)	(0.35)	(0.19)	(0.23)
Net realized and unrealized gain (loss)	4.61	(12.67)	10.46	11.42	5.82	3.30
Total income (loss) from operations	4.46	(13.07)	9.92	11.07	5.63	3.07

Less distributions from:
Net realized gains	(3.73)	(8.10)	(3.71)	(2.43)	(1.56)	(1.79)
Total distributions	(3.73)	(8.10)	(3.71)	(2.43)	(1.56)	(1.79)

Net asset value, end of period	$33.95	$33.22	$54.39	$48.18	$39.54	$35.47
Total return[3]	15.03%	(28.22)%	22.15%	29.73%	16.84%	9.51%

Net assets, end of period (millions)	$230	$253	$548	$534	$446	$553

Ratios to average net assets:
Gross expenses	1.78%[4]	1.73%	1.71%	1.71%	1.72%	1.73%
Net expenses[5,6]	1.78 [4]	1.73	1.71	1.71	1.72	1.73
Net investment loss	(0.99) [4]	(1.07)	(1.09)	(0.88)	(0.53)	(0.66)

Portfolio turnover rate	5%	23%	16%[7]	23%[7]	25%[7]	20%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

12	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$43.22	$68.09	$59.17	$47.84	$42.40	$40.37

Income (loss) from operations:
Net investment loss	(0.12)	(0.32)	(0.43)	(0.24)	(0.07)	(0.11)
Net realized and unrealized gain (loss)	6.18	(16.45)	13.06	14.00	7.07	3.93
Total income (loss) from operations	6.06	(16.77)	12.63	13.76	7.00	3.82

Less distributions from:
Net realized gains	(3.73)	(8.10)	(3.71)	(2.43)	(1.56)	(1.79)
Total distributions	(3.73)	(8.10)	(3.71)	(2.43)	(1.56)	(1.79)

Net asset value, end of period	$45.55	$43.22	$68.09	$59.17	$47.84	$42.40
Total return[3]	15.27%	(27.95)%	22.64%	30.22%	17.34%	9.93%

Net assets, end of period (millions)	$117	$103	$159	$149	$139	$127

Ratios to average net assets:
Gross expenses	1.36%[4]	1.34%	1.31%	1.31%	1.33%	1.35%
Net expenses[5]	1.36 [4,6]	1.34 [6]	1.31 [6]	1.31 [6]	1.33	1.35 [6]
Net investment loss	(0.56) [4]	(0.67)	(0.70)	(0.48)	(0.16)	(0.27)

Portfolio turnover rate	5%	23%	16%[7]	23%[7]	25%[7]	20%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2023[2]		2022	2021	2020	2019	2018

Net asset value, beginning of period	$53.22		$81.53	$69.78	$55.85	$49.08	$46.30

Income (loss) from operations:
Net investment income (loss)	0.00	[3]	(0.05)	(0.07)	0.06	0.21	0.16
Net realized and unrealized gain (loss)	7.76		(20.16)	15.58	16.49	8.25	4.52
Total income (loss) from operations	7.76		(20.21)	15.51	16.55	8.46	4.68

Less distributions from:
Net investment income	—		—	(0.05)	(0.19)	(0.13)	(0.11)
Net realized gains	(3.73)		(8.10)	(3.71)	(2.43)	(1.56)	(1.79)
Total distributions	(3.73)		(8.10)	(3.76)	(2.62)	(1.69)	(1.90)

Net asset value, end of period	$57.25		$53.22	$81.53	$69.78	$55.85	$49.08
Total return[4]	15.59%		(27.51)%	23.38%	31.01%	18.03%	10.56%

Net assets, end of period (millions)	$3,597		$4,438	$9,878	$10,140	$8,855	$6,376

Ratios to average net assets:
Gross expenses	0.78%[5]		0.73%	0.71%	0.72%	0.74%	0.75%
Net expenses[6]	0.78	[5,7]	0.73 [7]	0.71 [7]	0.72 [7]	0.74	0.75
Net investment income (loss)	0.01	[5]	(0.08)	(0.09)	0.11	0.42	0.33

Portfolio turnover rate	5%		23%	16%[8]	23%[8]	25%[8]	20%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

14	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$53.38	$81.69	$69.91	$55.94	$49.16	$46.35

Income (loss) from operations:
Net investment income	0.03	0.02	0.00 [3]	0.12	0.26	0.21
Net realized and unrealized gain (loss)	7.79	(20.23)	15.61	16.51	8.26	4.53
Total income (loss) from operations	7.82	(20.21)	15.61	16.63	8.52	4.74

Less distributions from:
Net investment income	—	—	(0.12)	(0.23)	(0.18)	(0.14)
Net realized gains	(3.73)	(8.10)	(3.71)	(2.43)	(1.56)	(1.79)
Total distributions	(3.73)	(8.10)	(3.83)	(2.66)	(1.74)	(1.93)

Net asset value, end of period	$57.47	$53.38	$81.69	$69.91	$55.94	$49.16
Total return[4]	15.66%	(27.45)%	23.50%	31.14%	18.15%	10.69%

Net assets, end of period (millions)	$2,146	$2,181	$3,784	$3,751	$3,171	$2,033

Ratios to average net assets:
Gross expenses	0.66%[5]	0.63%	0.61%	0.62%	0.63%	0.65%
Net expenses[6]	0.66 [5,7]	0.63 [7]	0.61 [7]	0.62 [7]	0.63	0.65
Net investment income	0.13 [5]	0.04	0.01	0.21	0.52	0.44

Portfolio turnover rate	5%	23%	16%[8]	23%[8]	25%[8]	20%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class O Shares[1]	2023[2]	2022		2021	2020	2019	2018

Net asset value, beginning of period	$53.33	$81.65		$69.88	$55.92	$49.13	$46.34

Income (loss) from operations:
Net investment income (loss)	0.02	(0.00)	[3]	(0.03)	0.09	0.25	0.18
Net realized and unrealized gain (loss)	7.78	(20.22)		15.60	16.51	8.25	4.52
Total income (loss) from operations	7.80	(20.22)		15.57	16.60	8.50	4.70

Less distributions from:
Net investment income	—	—		(0.09)	(0.21)	(0.15)	(0.12)
Net realized gains	(3.73)	(8.10)		(3.71)	(2.43)	(1.56)	(1.79)
Total distributions	(3.73)	(8.10)		(3.80)	(2.64)	(1.71)	(1.91)

Net asset value, end of period	$57.40	$53.33		$81.65	$69.88	$55.92	$49.13
Total return[4]	15.64%	(27.47)%		23.43%	31.07%	18.11%	10.60%

Net assets, end of period (millions)	$595	$547		$837	$724	$598	$546

Ratios to average net assets:
Gross expenses	0.70%[5]	0.68%		0.66%	0.67%	0.68%	0.70%
Net expenses[6]	0.70 [5,7]	0.68	[7]	0.66 [7]	0.67 [7]	0.68	0.70
Net investment income (loss)	0.09 [5]	(0.00)	[8]	(0.04)	0.16	0.49	0.36

Portfolio turnover rate	5%	23%		16%[9]	23%[9]	25%[9]	20%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class O shares did not exceed 0.74%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Amount represents less than 0.005% or greater than (0.005)%.

[9]	Excludes securities delivered as a result of a redemption in-kind.

[10]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

16	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$9,208,538,308	—	—	$9,208,538,308
Short-Term Investments†	8,595,851	—	—	8,595,851
Total Investments	$9,217,134,159	—	—	$9,217,134,159

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

20	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I, Class IS and Class O shares did not exceed 1.10%, 1.90%, 1.40%, 0.80%, 0.70% and 0.74%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended May 31, 2023, fees waived and/or expenses reimbursed amounted to $11,608, all of which was an affiliated money market fund waiver.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources.

22	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$240,127	—
CDSCs	2,031	$1,387

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended May 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$479,934,904
Sales	2,182,449,350

At May 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$5,066,815,263	$4,571,140,849	$(420,821,953)	$4,150,318,896

4. Derivative instruments and hedging activities

During the six months ended May 31, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

For the six months ended May 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$3,006,434	$1,899,378
Class C	1,123,909	138,940
Class R	266,273	106,770
Class I	—	2,189,929
Class IS	—	29,838
Class O	—	121,619
Total	$4,396,616	$4,486,474

For the six months ended May 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,126
Class C	292
Class R	139
Class I	4,586
Class IS	2,757
Class O	708
Total	$11,608

6. Distributions to shareholders by class

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
Net Realized Gains:
Class A	$191,767,776	$386,839,889
Class C	27,544,713	80,710,673
Class R	8,913,525	18,657,116
Class I	260,458,524	977,130,774
Class IS	149,845,029	373,695,151
Class O	38,134,837	82,829,706
Total	$676,664,404	$1,919,863,309

7. Shares of beneficial interest

At May 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

24	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,256,296	$187,925,780	12,337,076	$677,091,185
Shares issued on reinvestment	4,086,306	173,422,811	5,293,984	341,303,125
Shares repurchased	(6,444,885)	(284,762,696)	(13,982,349)	(715,565,284)
Net increase	1,897,717	$76,585,895	3,648,711	$302,829,026

Class C
Shares sold	372,925	$11,399,606	735,784	$29,965,212
Shares issued on reinvestment	801,039	23,574,586	1,467,923	68,434,589
Shares repurchased	(2,027,582)	(61,530,725)	(4,655,430)	(167,238,358)
Net decrease	(853,618)	$(26,556,533)	(2,451,723)	$(68,838,557)

Class R
Shares sold	221,528	$9,251,752	344,490	$16,466,346
Shares issued on reinvestment	224,555	8,849,706	305,579	18,463,115
Shares repurchased	(268,914)	(11,242,320)	(605,071)	(29,922,482)
Net increase	177,169	$6,859,138	44,998	$5,006,979

Class I
Shares sold	7,025,475	$354,042,382	29,359,790	$1,781,367,155
Shares issued on reinvestment	4,294,921	212,212,044	9,513,474	703,711,656
Shares repurchased	(31,888,528)	(1,646,466,726)	(76,632,098)	(4,298,056,733)
Net decrease	(20,568,132)	$(1,080,212,300)	(37,758,834)	$(1,812,977,922)

Class IS
Shares sold	3,755,351	$191,446,919	15,157,967	$883,879,730
Shares issued on reinvestment	2,393,199	118,630,855	4,444,124	329,487,323
Shares repurchased	(9,651,777)	(507,044,902)	(25,077,635)	(1,482,548,070)
Net decrease	(3,503,227)	$(196,967,128)	(5,475,544)	$(269,181,017)

Class O
Shares sold	26,498	$1,350,954	68,946	$4,448,947
Shares issued on reinvestment	630,943	31,244,311	911,872	67,560,605
Shares repurchased	(543,578)	(27,864,002)	(976,391)	(59,564,958)
Net increase	113,863	$4,731,263	4,427	$12,444,594

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended May 31, 2023. The following transactions were effected in such company for the six months ended May 31, 2023.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at November 30,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$5,724,606	$393,898,533	393,898,533	$397,044,384	397,044,384

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$633,400	—	$2,578,755

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended May 31, 2023.

10. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and

26	ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report

annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

ClearBridge Large Cap Growth Fund 2023 Semi-Annual Report	27

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 3-4, 2023, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to ClearBridge Large Cap Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2023 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the

28	ClearBridge Large Cap Growth Fund

proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

ClearBridge Large Cap Growth Fund	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as large-cap growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-, three- and five-year periods ended December 31, 2022 was below the median performance of the funds in the Performance Universe for each period, and the performance for the ten-year period ended December 31, 2022 was above the median performance and ranked in the second quintile of the funds in the Performance Universe. The Board noted the explanations from the Manager and ClearBridge concerning the reasons for the Fund’s

30	ClearBridge Large Cap Growth Fund

relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark for the quarter ended March 31, 2023.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

ClearBridge Large Cap Growth Fund	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 18 large-cap growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of large-cap growth funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2024.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had previously been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or

32	ClearBridge Large Cap Growth Fund

other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s assets exceeded the specified asset level at which one or more breakpoints to its Contractual Management Fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

ClearBridge Large Cap Growth Fund	33

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

34	ClearBridge Large Cap Growth Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

ClearBridge Large Cap Growth Fund	35

ClearBridge

Large Cap Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Large Cap Growth Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge Large Cap Growth Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Large Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD1520 07/23 SR23-4674

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: July 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: July 21, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: July 21, 2023